INVENTORY (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Inventory Disclosure [Abstract]
Mineralized material stockpile	$ 84,153	$ 87,840	$ 52,279
Concentrate	154,411	146,738
Iron ore	17,686	17,888
Total	$ 256,250	$ 252,466	$ 52,279